John Hancock
Growth
Trends
Fund

SEMI
ANNUAL
REPORT

4.30.03

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.


YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing approxi-
mately one-third
of its assets in
stocks of U.S. and
foreign companies
in each of the
following sectors:
financial services,
health care and
technology.

Over the last six months

* Stocks posted decent gains during the period, buoyed largely by a post-war surge in April 2003.

* Technology stocks led the market's rally, while the health-care sector and financial stocks kept pace with the overall market.

* The Fund's technology portfolio provided some of its best performers.

[Bar chart with heading "John Hancock Growth Trends Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.12% total return for Class A. The second bar represents the 2.94% total return for Class B. The third bar represents the 2.94% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top holdings

Financial Services

 8.9%   Citigroup
 8.5%   Goldman Sachs
 8.3%   American International Group
 8.0%   Marsh & McLennan
 7.6%   Wells Fargo

Health Care

 7.6%   WebMD
 7.5%   Diagnostic Products
 6.0%   Medtronic
 5.2%   Thoratec
 5.2%   Zimmer Holdings

Technology

11.3%   Microsoft
 8.7%   IBM
 6.3%   Cisco Systems
 5.8%   EMC
 4.6%   Hewlett-Packard

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on April 30, 2003.



MANAGERS'
REPORT

John Hancock
Growth Trends Fund

The stock market rebounded during the six months ended April 30, 2003, buoyed by optimism over the quick resolution of the war with Iraq and improving corporate earnings, as well as nascent hopes that the economy was on the mend. In this period, the Fund's Class A, Class B and Class C shares posted total returns of 3.12%, 2.94% and 2.94%, respectively, at net asset value. That compared with the 4.45% return of the average multi-cap growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Technology stocks staged the strongest rebound, while the health-care and financial sectors performed in line with the overall stock market.

FINANCIALS By James K. Schmidt, CFA, John Hancock Advisers, LLC

Financial stocks as a group kept pace with the broad market, but in a reversal of the trend of the last two years, the more market-sensitive, higher-risk financial companies, such as brokerage firms, did better than the regional banks. Our best performers came from companies that had an emphasis on mortgage banking and fixed-income activities, since low interest rates continued to propel refinancing activity by both individuals and corporations. Bond trading activity was strong as investors still preferred bonds over stocks, and low rates and a weak equity IPO market sparked a record wave of bond issuance by corporations. These trends boosted our holdings in investment bankers Legg Mason and Goldman Sachs, and financial giant Citigroup.

"...the more market-
 sensitive, higher-risk
 financial companies ...
 did better than the
 regional banks..."

The Fund's financial portfolio was held back by some disappointments among our top holdings. State Street pre-announced lower-than-expected earnings, and that hit the stocks of other more market-sensitive names such as Mellon Financial. Fifth Third Bancorp had issues with regulators surrounding its operational infrastructure. Although not a top holding, regional bank BB&T's stock fell hard after it announced its intent to buy First Virginia in a deal the market considered too rich.

We remain optimistic about the prospects for financial stocks, especially those financial companies that we believe can benefit from an improving economy and stock market, such as brokers, asset managers and trust and processing banks.

HEALTH CARE By Jordan Schreiber, CFA, Mercury Advisors

Health-care companies performed in line with the overall stock market during the period, although various sub-sectors of the industry performed quite well. On the plus side, medical technology holding Zimmer Holdings, a leading orthopedic device company, continued to benefit from increased use of less invasive orthopedic procedures, which it has pioneered. Our overweighting in the health-care service sector, particularly HMOs, also helped performance. The companies in that sub-sector benefited from the low incidence of influenza during this past winter and provided superior performance. One particular standout was Mid Atlantic Medical Services, Inc., a Maryland-based HMO. Elsewhere in the health-care service area, we enjoyed good returns from Anthem, Inc., one of the nation's largest health benefits companies, which generated strong revenue and earnings growth. The portfolio also benefited from its meaningful exposure to the biotech area, including companies such as Amgen and Neurocrine Biosciences.

"Our overweighting in the
 health-care service sector,
 particularly HMOs, also
 helped performance."

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 24%, the second is Computers 20%, the third Banks-United States 13%, the fourth Finance 11% and the fifth Electronics 8%.]

Disappointments during the period included our stake in Tenet Health Care -- which we sold when its stock came under pressure due to a federal investigation of the company's Medicare patient selection practices. Baxter International, which we also sold, was another disappointment due in part to soft sales of its key blood therapy products. Looking ahead, we plan to remain diversified within the health-care sector so as to minimize risk.

[Pie chart at middle of page with heading "Portfolio allocation As a percentage of net assets on 4-30-03." The chart is divided into four sections (from top to left): Technology 34%, Finance 33%, Medical 32% and Short-term investments & other 1%.]

TECHNOLOGY By Anurag Pandit, CFA, John Hancock Advisers, LLC

On January 1, 2003, Anurag Pandit was appointed portfolio manager of the technology portion of the Fund. Mr. Pandit, a vice president and portfolio manager for John Hancock Advisers, currently manages John Hancock Multi Cap Growth Fund and co-manages John Hancock Small Cap Growth Fund. He began his business career in 1984.

After a long dry spell, pent-up demand for technology kicked off a rally for this struggling group. Along with much-needed corporate spending, rock-bottom valuations set the stage for strong performance.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Zimmer Holdings followed by an up arrow with the phrase "Strong demand for less invasive orthopedic procedures." The second listing is EMC followed by an up arrow with the phrase "Boosted by strong fundamentals and technology rally." The third listing is Fifth Third Bancorp followed by a down arrow with the phrase "Market punishes stock over regulatory issues."]

Software companies benefited the most from corporate spending, since software enables clients to leverage existing systems. Citrix Systems, a supplier of application server software, was one of our best performers in this group. Rational Software, which we sold, was also a positive for the Fund, as IBM paid a premium to acquire this company. In addition, storage companies like EMC gained ground because of strong corporate demand.

In spite of the last six months' performance, many areas within technology remain distressed. For that reason, we increased our exposure to companies such as Microsoft and IBM, because the dominant companies are more likely to gain market share in a difficult environment. At the same time, we scaled back on some of the smaller and more troubled names in the portfolio. For example, we sold Siebel Systems, which specializes in customer relationship management. We believed that demand had peaked and management guidance was far too aggressive. We also de-emphasized some mixed-signal semi-conductor companies because of their high valuations.

"After a long dry spell,
 pent-up demand for tech-
 nology kicked off a rally..."

We are optimistic about technology companies going forward, and believe that they will continue to benefit from pent-up demand. Cautious earnings guidance has also made it easier for companies to meet -- or beat -- expectations.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events' and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded
common stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                9-22-00      9-22-00      9-22-00           --

Average annual returns with maximum sales charge (POP)
One year                       -24.22%      -24.70%      -22.34%      -13.30%
Since inception                -27.02%      -26.97%      -26.39%      -14.86%

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.11%       -2.06%        1.03%        4.47%
One year                       -24.22%      -24.70%      -22.34%      -13.30%
Since inception                -55.96%      -55.86%      -54.95%      -34.22%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.




GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $6,578 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Growth Trends Fund, before sales charge, and is equal to $4,638 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Growth Trends Fund, after sales charge, and is equal to $4,404 as of April 30, 2003.

                                    Class B      Class C 1
Period beginning                    9-22-00      9-22-00
Without sales charge                 $4,550       $4,550
With maximum sales charge            $4,414       $4,505
Index                                $6,578       $6,578

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.




FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS (98.75%)                                                                                   $188,455,049
(Cost $216,581,224)

Advertising 0.51%                                                                                             981,650
 29,000  Getty Images, Inc.*                                                                                  981,650

Banks -- United States 13.00%                                                                              24,803,519
 64,500  Bank of America Corp.                                                                              4,776,225
 33,000  BB&T Corp.                                                                                         1,075,800
 42,000  Charter One Financial, Inc.                                                                        1,220,100
 26,000  City National Corp.                                                                                1,070,420
 88,900  Fifth Third Bancorp                                                                                4,381,881
122,000  Mellon Financial Corp.                                                                             3,226,900
155,000  SouthTrust Corp.                                                                                   4,163,455
101,300  Wells Fargo & Co.                                                                                  4,888,738

Broker Services 2.84%                                                                                       5,426,850
 71,500  Goldman Sachs Group, Inc. (The)                                                                    5,426,850

Computers 20.19%                                                                                           38,536,734
 52,250  Advent Software, Inc.*+                                                                              657,828
112,400  BEA Systems, Inc.*                                                                                 1,203,804
 81,350  Borland Software Corp.*                                                                              737,844
266,700  Cisco Systems, Inc.*                                                                               4,011,168
150,000  Citrix Systems, Inc.*+                                                                             2,844,000
 67,750  Dell Computer Corp.*                                                                               1,958,652
409,436  EMC Corp.*                                                                                         3,721,773
181,015  Hewlett-Packard Co.                                                                                2,950,545
 65,245  International Business Machines Corp.                                                              5,539,301
 21,958  Lexmark International, Inc.*                                                                       1,636,091
 67,900  Macromedia, Inc.*                                                                                    856,219
 59,600  McDATA Corp. (Class A)*+                                                                             630,568
 35,550  Mercury Interactive Corp.*+                                                                        1,206,567
282,300  Microsoft Corp.                                                                                    7,218,411
150,000  Network Associates, Inc.*+                                                                         1,714,500
 17,000  Symantec Corp.*                                                                                      747,150
 72,650  VeriSign, Inc.*                                                                                      902,313

Diversified Operations 0.52%                                                                                1,001,916
 10,800  eBay, Inc.*                                                                                        1,001,916

Electronics 8.07%                                                                                          15,409,073
175,000  Applied Materials, Inc.*                                                                           2,555,000
194,050  Flextronics International Ltd.* (Singapore)                                                        1,697,938
117,800  Intel Corp.                                                                                        2,167,520
 50,000  KLA-Tencor Corp.*+                                                                                 2,050,000
 81,890  Micron Technology, Inc.*+                                                                            696,065
 36,000  Photronics, Inc. *                                                                                   452,520
185,000  RF Micro Devices, Inc.*+                                                                             878,750
225,565  Taiwan Semiconductor Manufacturing Co. Ltd.*
         American Depositary Receipts (ADR) (Taiwan)+                                                       1,887,979
 89,945  Texas Instruments, Inc.                                                                            1,663,083
 61,800  VERITAS Software Corp.*                                                                            1,360,218

Finance 10.93%                                                                                             20,855,477
120,200  American Express Co.                                                                               4,550,772
144,700  Citigroup, Inc.                                                                                    5,679,475
 71,000  Legg Mason, Inc.                                                                                   3,855,300
171,000  MBNA Corp.                                                                                         3,231,900
101,000  State Street Corp.                                                                                 3,538,030

Insurance 5.48%                                                                                            10,455,092
 91,350  American International Group, Inc.                                                                 5,293,732
108,250  Marsh & McLennan Cos., Inc.                                                                        5,161,360

Media 0.41%                                                                                                   777,229
 56,815  AOL Time Warner, Inc.*+                                                                              777,229

Medical 24.40%                                                                                             46,567,752
 50,000  Amgen, Inc.*                                                                                       3,065,500
 30,000  Anthem, Inc.*                                                                                      2,059,200
 60,000  BioMarin Pharmaceutical, Inc.*                                                                       658,800
 60,000  Boston Scientific Corp.*                                                                           2,583,000
100,000  Caremark Rx, Inc.*                                                                                 1,991,000
 20,000  Cerner Corp.*                                                                                        399,600
 20,700  CTI Molecular Imaging, Inc.*                                                                         380,052
120,000  Diagnostic Products Corp.                                                                          4,740,000
145,000  Emisphere Technologies, Inc.*                                                                        439,350
 60,000  Genzyme Corp.*                                                                                     2,416,800
 20,000  Johnson & Johnson                                                                                  1,127,200
140,000  Lexicon Genetics, Inc.*                                                                              700,000
 80,000  Manor Care, Inc.*                                                                                  1,556,000
 80,000  Medtronic, Inc.                                                                                    3,819,200
 52,000  Mid Atlantic Medical Services, Inc.*                                                               2,264,600
100,000  Millennium Pharmaceuticals, Inc.*                                                                  1,100,000
 60,000  Neurocrine Biosciences, Inc.*                                                                      2,715,000
150,000  Smith & Nephew Plc (United Kingdom)                                                                1,000,312
240,000  Thoratec Corp.*                                                                                    3,300,000
 14,200  Trimeris, Inc.*                                                                                      630,338
500,000  WebMD Corp.*                                                                                       4,820,000
 20,000  Wellpoint Health Networks, Inc.*                                                                   1,518,800
 70,000  Zimmer Holdings, Inc.*                                                                             3,283,000

Medical -- Drugs 7.65%                                                                                     14,589,819
 80,000  Abbott Laboratories                                                                                3,250,400
 50,000  Biovail Corp.* (Canada)                                                                            1,807,500
 40,000  Celgene Corp.*                                                                                     1,064,400
 80,000  Cubist Pharmaceuticals, Inc.*                                                                        738,400
100,000  Pfizer, Inc.                                                                                       3,075,000
800,000  SkyePharma Plc* (United Kingdom)                                                                     632,911
 30,800  Taro Pharmaceutical Industries Ltd.* (Israel)                                                      1,409,408
 60,000  Wyeth                                                                                              2,611,800

Mortgage Banking 0.49%                                                                                        926,400
 16,000  Freddie Mac                                                                                          926,400

Telecommunications 4.26%                                                                                    8,123,538
275,000  AT&T Wireless Services, Inc.*                                                                      1,776,500
124,809  Motorola, Inc.                                                                                       987,239
179,700  Nextel Partners, Inc. (Class A)*+                                                                  1,044,057
116,113  Nokia Oyj (ADR) (Finland)+                                                                         1,923,992
 75,000  QUALCOMM, Inc.*                                                                                    2,391,750

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 9.80%                                                                              $18,712,214
(Cost $18,712,214)

Joint Repurchase Agreement 1.41%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co.-- Dated
04-30-03, due 05-01-03 (Secured by U.S. Treasury
Inflation Indexed Bond 3.875% due 04-15-29, U.S.
Treasury Inflation Indexed Notes 3.375% due 01-15-07
and 3.000% due 07-15-12)                                                       1.280%          $2,688       2,688,000

Cash Equivalents 8.39%
AIM Cash Investment Trust **                                                               16,024,214      16,024,214

TOTAL INVESTMENTS 108.55%                                                                                $207,167,263

OTHER ASSETS AND LIABILITIES, NET (8.55%)                                                                ($16,320,758)

TOTAL NET ASSETS 100.00%                                                                                 $190,846,505


 + All or a portion of this security is on loan as of April 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $235,293,438)
  including $15,633,653 of securities loaned                     $207,167,263
Receivable for investments sold                                     1,271,737
Receivable for shares sold                                            110,399
Dividends and interest receivable                                     129,148
Other assets                                                            4,164

Total assets                                                      208,682,711

LIABILITIES
Due to custodian                                                       75,948
Payable for investments purchased                                     977,362
Payable for shares repurchased                                        433,755
Payable for securities on loan                                     16,024,214
Payable to affiliates                                                 241,762
Other payables and accrued expenses                                    83,165

Total liabilities                                                  17,836,206

NET ASSETS
Capital paid-in                                                   438,093,932
Accumulated net realized loss on investments, written
  options and foreign currency transactions                      (218,032,103)
Net unrealized depreciation of investments, written
  options and translation of assets and liabilities
  in foreign currencies                                           (28,125,801)
Accumulated net investment loss                                    (1,089,523)

Net assets                                                       $190,846,505

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($59,390,438 [DIV] 12,835,433 shares)                           $4.63
Class B ($94,138,546 [DIV] 20,710,932 shares)                           $4.55
Class C ($37,317,521 [DIV] 8,210,104 shares)                            $4.55

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($4.63 [DIV] 95%)                                             $4.87
Class C ($4.55 [DIV] 99%)                                               $4.60

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $7,315)               $959,482
Interest (includes securities lending income of $14,014)               25,202

Total investment income                                               984,684

EXPENSES
Investment management fee                                             971,465
Class A distribution and service fee                                   90,304
Class B distribution and service fee                                  478,234
Class C distribution and service fee                                  192,217
Transfer agent fee                                                    592,753
Custodian fee                                                          38,873
Accounting and legal services fee                                      25,982
Printing                                                               17,681
Interest expense                                                       10,768
Auditing fee                                                           10,166
Trustees' fee                                                           6,128
Miscellaneous                                                           4,288
Legal fee                                                               1,292

Total expenses                                                      2,440,151
Less expense reductions                                              (367,759)

Net expenses                                                        2,072,392

Net investment loss                                                (1,087,708)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       (45,343,551)
Written options                                                        45,465
Foreign currency transactions                                          (8,623)
Change in net unrealized appreciation (depreciation) of
Investments                                                        51,329,833
Written options                                                        92,535
Translation of assets and liabilities in foreign currencies               294

Net realized and unrealized gain                                    6,115,953

Increase in net assets from operations                             $5,028,245

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02       4-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($4,157,705)  ($1,087,708)

Net realized loss                                  (87,570,145)  (45,306,709)
Change in net unrealized
  appreciation (depreciation)                       15,309,899    51,422,662
Increase (decrease) in net assets
  resulting from operations                        (76,417,951)    5,028,245
From Fund share transactions                       (44,607,161)  (22,600,371)

NET ASSETS
Beginning of period                                329,443,743   208,418,631

End of period 1,2                                 $208,418,631  $190,846,505

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

2 Accumulated net investment loss of $1,815 and $1,089,523 respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $9.54       $5.87       $4.49
Net investment income (loss)3                             0.01       (0.05)      (0.05)      (0.01)
Net realized and unrealized
  gain (loss) on investments                             (0.47)      (3.61)      (1.33)       0.15
Total from
  investment operations                                  (0.46)      (3.66)      (1.38)       0.14
Less distributions
From net investment income                                  --       (0.01)         --          --

Net asset value, end of period                           $9.54       $5.87       $4.49       $4.63
Total return 4,5 (%)                                     (4.60)6    (38.37)     (23.51)       3.12 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $86         $99         $65         $59
Ratio of expenses to
  average net assets (%)                                  1.65 7      1.65        1.65        1.65 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.75 7      1.85        1.88        2.03 7
Ratio of net investment
  income (loss) to
  average net assets (%)                                  0.57 7     (0.70)      (0.91)      (0.64)7
Portfolio turnover (%)                                      11         116          68          71

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $9.54       $5.83       $4.42
Net investment loss 3                                       -- 9     (0.10)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                             (0.46)      (3.61)      (1.32)       0.16
Total from investment
  operations                                             (0.46)      (3.71)      (1.41)       0.13

Net asset value,
  end of period                                          $9.54       $5.83       $4.42       $4.55
Total return 4,5 (%)                                     (4.60)6    (38.89)     (24.19)       2.94 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $125        $161        $102         $94
Ratio of expenses to
  average net assets (%)                                  2.34 7      2.35        2.35        2.35 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.44 7      2.55        2.58        2.73 7
Ratio of net investment
  loss to average
  net assets (%)                                         (0.13)7     (1.40)      (1.61)      (1.34)7
Portfolio turnover (%)                                      11         116          68          71

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02     4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $9.54       $5.83       $4.42
Net investment loss 3                                       -- 9     (0.10)      (0.09)      (0.03)
Net realized and unrealized
  gain (loss) on investments                             (0.46)      (3.61)      (1.32)       0.16
Total from investment
  operations                                             (0.46)      (3.71)      (1.41)       0.13

Net asset value,
  end of period                                          $9.54       $5.83       $4.42       $4.55
Total return 4,5 (%)                                     (4.60)6    (38.89)     (24.19)       2.94 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $53         $69         $42         $37
Ratio of expenses to
  average net assets (%)                                  2.34 7      2.35        2.35        2.35 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.44 7      2.55        2.58        2.73 7
Ratio of net investment
  loss to average
  net assets (%)                                         (0.13)7     (1.40)      (1.61)      (1.34)7
Portfolio turnover (%)                                      11         116          68          71

1 Class A, Class B and Class C shares began operations on 9-22-00.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $0.01 per share.


See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Growth Trends Fund (the "Fund") is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on invest ments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Written options for the period ended April 30, 2003 were as follows:

                                   NUMBER OF CONTRACTS     PREMIUMS RECEIVED
----------------------------------------------------------------------------
Outstanding, beginning of period                   200               $45,465
Options expired                                   (200)              (45,465)
Outstanding, end of period                          --                    --

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2003, the Fund loaned securities having a market value of $15,633,653 collateralized by cash in the amount of $16,024,214. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $172,236,418 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $307,599, October 31, 2009 -- $84,312,445 and October 31, 2010 --
$87,616,374.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.00% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Mercury Advisors. The Adviser also had a subadvisory agreement with American Fund Advisors, Inc., which was terminated on December 31, 2002. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.35% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $367,759 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $68,559 with regard to sales of Class A shares. Of this amount, $9,750 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $47,771 was paid as sales commissions to unrelated broker-dealers and $11,038 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $7,852 with regard to sales of Class C shares. Of this amount, $7,714 was paid as sales commissions to unrelated broker-dealers and $138 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $285,360 for Class B shares and $2,117 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                       YEAR ENDED 10-31-02       PERIOD ENDED 4-30-03 1
                     SHARES         AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold              3,686,868    $22,373,635      904,506    $4,068,293
Repurchased      (6,138,410)   (34,074,737)  (2,499,328)  (11,106,532)
Net decrease     (2,451,542)  ($11,701,102)  (1,594,822)  ($7,038,239)

CLASS B SHARES
Sold              3,843,229    $23,080,944      843,405    $3,736,994
Repurchased      (8,380,789)   (43,943,566)  (3,240,656)  (14,150,301)
Net decrease     (4,537,560)  ($20,862,622)  (2,397,251) ($10,413,307)

CLASS C SHARES
Sold              1,748,760    $10,660,644      255,994    $1,128,004
Repurchased      (4,240,501)   (22,704,081)  (1,436,775)   (6,276,829)
Net decrease     (2,491,741)  ($12,043,437)  (1,180,781)  ($5,148,825)

NET DECREASE     (9,480,843)  ($44,607,161)  (5,172,854) ($22,600,371)

1 Semiannual period from 11-1-02 through 4-30-03. Unaudited.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $74,101,589 and $92,662,932, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $235,781,788. Gross unrealized appreciation and depreciation of investments aggregated $14,299,915 and $42,914,440, respectively, resulting in net unrealized depreciation of $28,614,525. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.


FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER

Mercury Advisors
800 Scudders Mill Road
Plainsboro, New Jersey 08536

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Growth Trends Fund.

460SA 4/03
      6/03






John Hancock
Large Cap
Spectrum
Fund

SEMI
ANNUAL
REPORT

4.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

After a strong start to 2003, the stock market succumbed to the pressures of a weak economy, rising oil prices, concerns about corporate earnings and uncertainties about the war in Iraq. The tide turned in April, when the war ended and first-quarter corporate earnings came in better than expected. As a result, the major indexes all gained some ground year to date through April 30, 2003, with the Dow Jones Industrial Average returning 2.50%, the Standard & Poor's 500 Index returning 4.82% and the tech-heavy Nasdaq Composite Index up 9.64%. Bonds, which have outperformed stocks for the last three years, continued their upward trend this year, as investors still sought their relative safety.

After the jarring stock market losses of the last three years, it's a relief for investors to be reminded that the market is indeed cyclical, and does eventually move up -- not just down. But while the stock market has been clawing its way back, the ride has been extremely volatile. Uncertainty still abounds about the strength of the economy, geopolitical issues, corporate governance problems, rising unemployment and the sustainability of corporate earnings growth. And despite rallies late last year and in April, many investors are still so bruised and skeptical that they have remained on the sidelines. Even though the statistics suggest we might be emerging from this long, difficult bear market, we're not quite ready to call it history.

While no one can predict when this bear market cycle will turn, investors can take charge of how they maneuver through such uncertain times. First, take a look at how your portfolio is allocated among stocks, bonds and cash to make sure it's in the proper balance. Work with your investment professional, who knows your long-term goals and can help keep you on the right track, rather than being lured by today's stars, which could wind up tomorrow's laggards. And as always, keep a long-term investment horizon. We believe this offers the best way for you to survive the tough times and reach your investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of April 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
long-term
growth of capital
by normally
investing at least
80% of its assets
in stocks of large-
capitalization
companies. The
Fund's assets
are managed
according to
three separate
investment
strategies --
growth, core
and value.

Over the last six months

* Stock prices rebounded following a period of prolonged pessimism related to war and economic uncertainty.

* Large-cap, multinational stocks benefited from the weak U.S. dollar.

* The Fund's value strategy helped it post especially strong gains as bargain stocks made strong comebacks.

[Bar chart with heading "John Hancock Large Cap Spectrum Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.22% total return for Class A. The second bar represents the 1.83% total return for Class B. The third bar represents the 1.83% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested.]

Top 10 holdings

 3.8%   Microsoft Corp.
 3.8%   Pfizer, Inc.
 3.5%   General Electric Co.
 3.4%   Citigroup, Inc.
 2.5%   Wal-Mart Stores, Inc.
 2.4%   Freddie Mac
 2.3%   Bank of America Corp.
 2.0%   Viacom, Inc.
 1.8%   Goldman Sachs Group, Inc. (The)
 1.8%   American International Group, Inc.

As a percentage of net assets on April 30, 2003.




MANAGERS'
REPORT

John Hancock
Large Cap Spectrum Fund

Despite continued volatility, stocks closed up for the six months ended April 30, 2003, with the Standard & Poor's 500 Index returning 4.47%. After rallying late last year, stock prices trended down as the war with Iraq, higher oil prices, the SARS virus and economic uncertainty dominated headlines. Investors favored cheap stocks with less downside risk. In April, however, stocks rebounded nicely, following success in Iraq, a decline in oil prices and better-than-expected earnings reports. Large, multinational stocks benefited from the weak U.S. dollar. The Russell 1000 Value Index returned 5.25% for the six-month period, slightly ahead of the Russell 1000 Growth Index's 4.28% return.

PERFORMANCE AND STRATEGY REVIEW

John Hancock Large Cap Spectrum Fund's Class A, Class B, and Class C shares returned 2.22%, 1.83% and 1.83%, respectively, at net asset value over the six-month period ended April 30, 2003. By comparison, the average large-cap core fund returned 2.96%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest distributions. See pages six and seven for historical performance information.

"The core portfolio
 posted a modestly
 positive return..."

In a volatile market, our strategy of allocating 50% of the Fund's assets to a core portfolio and 25% each to growth and value stocks helped the Fund maintain exposure to the best-performing asset classes.

LARGE CAP CORE STRATEGY by Paul J. Berlinguet, John Hancock Advisers

The core portfolio posted a modestly positive return, but lagged the S&P 500 due to stock selection in the financial, consumer staples and technology sectors. In the financial area, we focused on banks with more predictable earnings growth, which trailed more economically sensitive brokers. State Street, which handles transactions and custodial services for investment managers, was a particular disappointment as investors worried about a recent acquisition. In the consumer staples sector, Kraft Foods declined due to problems at parent company Altria, while Coca-Cola suffered from slower sales growth. Our technology investments focused on market leaders with strong balance sheets, such as Microsoft, which lagged more aggressive names.

"Our focus on high-quality
 growth stocks hampered
 performance as low-
 quality stocks rallied early..."

Positive returns came from the health-care sector, where we targeted large-cap pharmaceuticals with cheap stock prices, such as Merck, as well as more expensive equipment and service stocks with the potential for faster growth. Our slightly above-average stake in consumer discretionary stocks also did well, thanks to Wal-Mart Stores, which continued to gain market share, and Comcast, a leading cable provider benefiting from improved financial controls. Selected financials, including Travelers Property Casualty and Citigroup, also helped returns as their outlooks brightened.

LARGE CAP GROWTH STRATEGY by Stephanie Simon, CFA, AllianceBernstein

The portfolio, which is comprised of mainly high-quality growth stocks, modestly underperformed the Russell 1000 Growth Index during an unusual market rally of lower-quality stocks late in 2002. In the health-care sector, Tenet Healthcare sank amid revelations of deceptive pricing practices, causing us to sell. Cardinal Health, a drug distributor, suffered amid revised growth prospects, while Pfizer, a large pharmaceutical company, disappointed as investors worried about future patent expirations. Our strongest performers were economically sensitive consumer discretionary and industrial stocks, including Comcast and General Electric.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is medical 15%, the second is Retail 10%, the third Computers 10%, the fourth Finance 8%, and the fifth Banks-United States 8%.]

We kept an above-average stake in financials, where returns were mixed. One of our largest and best investments was Citigroup. MBNA, the credit card company, however, slid as investors reacted to deterioration in a small segment of its business, even as prospects for its core business strengthened. Freddie Mac, a government-backed mortgage lender, tumbled amid concerns that it would suffer as the refinancing cycle ended. American International Group, a large multi-line insurer, also declined as weak financial markets hurt certain business units. We believe prospects for all remain strong and even added to our investment in MBNA. We kept a below-average stake in technology where we found little evidence of recovery. We did, however, own Intel, which rallied on the expectation that corporations would soon upgrade their personal computers.

LARGE CAP VALUE STRATEGY by Marilyn Fedak, CFA, AllianceBernstein

The value portfolio, which focuses on identifying and selecting bargains, nicely outpaced the Russell 1000 Value Index. Stock selection was strong across most sectors. Within financials, we focused on regional banks and savings and loans (S&Ls) that had tumbled on concerns that the weak economy would increase loan losses. When earnings came in better than expected, stocks like Washington Mutual, a leading S&L, rallied nicely. Other top performers included Lehman Brothers and Morgan Stanley, investment bankers that benefited from strong cost controls and an improving market outlook.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Nortel Networks followed by an up arrow with the phrase "Improved balance sheet, lifting of pessimism." The second listing is Johnson & Johnson followed by a sideways arrow with the phrase "Awaiting approval of new drug-coated stents." The third listing is American International Group followed by a down arrow with the phrase "Weak financial markets, increased liability claims."]

Our above-average stake in the beaten-down technology sector also helped performance, as many of these stocks rallied. Our strongest returns came from telecommunications equipment companies, such as Nortel Networks and Corning, that had strengthened their balance sheets. Other telecom-related stocks, however, disappointed, including Tellabs, a well-capitalized equipment company, and SBC Communications, a service provider. Schering-Plough, a large pharmaceutical company, also faltered amid concerns that its antihistamine products would lose market share.

"The value portfolio...nicely
 outpaced the Russell 1000
 Value Index."

MANAGERS' OUTLOOK

We believe the market outlook is improving now that the war with Iraq is over. Oil prices have come down, lowering expenses for both consumers and corporations. Although unemployment still hovers around 6%, wage and income growth has continued, and inflation has remained benign. Corporations have reaped strong productivity gains, while recent economic data appears encouraging. In our view, investors' risk aversion has made long-term expected returns for stocks very attractive compared to bonds. We think these trends -- along with reasonable valuations and a weakening U.S. dollar -- bode well for large-cap stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
April 30, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                       Class A      Class B      Class C        Index
Inception date         2-25-02      2-25-02      2-25-02           --

Average annual returns with maximum sales charge (POP)
One year                -21.21%      -21.71%      -19.26%      -13.30%
Since inception         -22.20%      -21.99%      -19.91%      -13.49%

Cumulative total returns with maximum sales charge (POP)
Six months               -2.85%       -3.17%       -0.21%        4.47%
One year                -21.21%      -21.71%      -19.26%      -13.30%
Since inception         -25.55%      -25.31%      -22.97%      -15.66%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $8,434 as of April 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Spectrum Fund, before sales charge, and is equal to $7,840 as of April 30, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Spectrum Fund, after sales charge, and is equal to $7,445 as of April 30, 2003.

                                    Class B      Class C 1
Period beginning                    2-25-02      2-25-02
Without sales charge                 $7,780       $7,780
With maximum sales charge            $7,469       $7,702
Index                                $8,434       $8,434

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.




FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 98.88%                                                                                      $17,516,703
(Cost $18,498,264)

Advertising 0.70%                                                                                             123,800
 2,000  Omnicom Group, Inc.                                                                                   123,800

Automobiles/Trucks 0.94%                                                                                      167,033
 1,400  Lear Corp.*                                                                                            55,636
 1,900  Magna International, Inc. (Class A) (Canada)                                                          111,397

Banks -- United States 7.53%                                                                                1,333,194
 5,500  Bank of America Corp.                                                                                 407,275
 4,800  FleetBoston Financial Corp.                                                                           127,296
 3,000  J.P. Morgan Chase & Co.                                                                                88,050
 3,000  National City Corp.                                                                                    89,880
 2,850  State Street Corp.                                                                                     99,836
 7,600  U.S. Bancorp                                                                                          168,340
 4,300  Wachovia Corp.                                                                                        164,303
 3,900  Wells Fargo & Co.                                                                                     188,214

Beverages 1.65%                                                                                               292,980
 1,500  Anheuser-Busch Cos., Inc.                                                                              74,820
 5,400  Coca-Cola Co. (The)                                                                                   218,160

Broker Services 3.57%                                                                                         632,769
 4,300  Goldman Sachs Group, Inc. (The)                                                                       326,370
 2,200  Lehman Brothers Holdings, Inc.                                                                        138,534
 1,800  Merrill Lynch & Co., Inc.                                                                              73,890
 2,100  Morgan Stanley                                                                                         93,975

Building 0.13%                                                                                                 23,160
 1,500  Georgia-Pacific Corp.                                                                                  23,160

Chemicals 1.13%                                                                                               199,971
 3,600  Dow Chemical Co. (The)                                                                                117,504
 1,700  PPG Industries, Inc.                                                                                   82,467

Computers 9.62%                                                                                             1,704,049
 3,200  Affiliated Computer Services, Inc.*                                                                   152,640
10,600  Cisco Systems, Inc.*                                                                                  159,424
 6,100  Dell Computer Corp.*                                                                                  176,351
 1,500  Electronic Data Systems Corp.                                                                          27,225
17,800  Hewlett-Packard Co.                                                                                   290,140
 2,000  International Business Machines Corp.                                                                 169,800
 1,800  Mercury Interactive Corp.*                                                                             61,092
26,100  Microsoft Corp.                                                                                       667,377

Cosmetics & Personal Care 2.91%                                                                               515,449
 1,000  Avon Products, Inc.                                                                                    58,170
 1,200  Colgate-Palmolive Co.                                                                                  68,604
 1,300  Estee Lauder Cos., Inc. (The) (Class A)                                                                42,250
 4,000  Gillette Co. (The)                                                                                    121,800
 2,500  Procter & Gamble Co. (The)                                                                            224,625

Diversified Operations 4.02%                                                                                  712,568
   700  3M Co.                                                                                                 88,228
21,200  General Electric Co.                                                                                  624,340

Electronics 3.43%                                                                                             607,591
 6,000  Applied Materials, Inc.*                                                                               87,600
 3,700  Avnet, Inc.*                                                                                           47,175
15,100  Intel Corp.                                                                                           277,840
 1,200  KLA-Tencor Corp.*                                                                                      49,200
11,500  Solectron Corp.*                                                                                       36,685
 5,900  Texas Instruments, Inc.                                                                               109,091

Finance 7.91%                                                                                               1,400,390
 2,500  American Express Co.                                                                                   94,650
15,500  Citigroup, Inc.                                                                                       608,375
 2,000  Golden West Financial Corp.                                                                           150,840
15,750  MBNA Corp.                                                                                            297,675
 6,300  Washington Mutual, Inc.                                                                               248,850

Food 0.47%                                                                                                     83,430
 2,700  Kraft Foods, Inc. (Class A)                                                                            83,430

Household 0.36%                                                                                                63,551
 2,085  Newell Rubbermaid, Inc.                                                                                63,551

Insurance 4.97%                                                                                               880,710
 5,400  American International Group, Inc.                                                                    312,930
 1,900  Chubb Corp. (The)                                                                                     100,491
 4,800  CIGNA Corp.                                                                                           251,040
13,324  Travelers Property Casualty Corp. (Class A)                                                           216,249

Leisure 0.58%                                                                                                 102,178
 4,700  Mattel, Inc.                                                                                          102,178

Machinery 0.34%                                                                                                59,360
 1,600  Cooper Industries, Ltd. (Class A)                                                                      59,360

Media 6.42%                                                                                                 1,137,586
 3,450  Clear Channel Communications, Inc.*                                                                   134,930
 6,400  Comcast Corp. (Class A)*                                                                              204,224
 8,400  Comcast Corp. (Special Class A)*                                                                      252,504
 1,100  Gannett Co., Inc.                                                                                      83,292
 2,300  New York Times Co. (The) (Class A)                                                                    106,674
 8,200  Viacom, Inc. (Class B)*                                                                               355,962

Medical 15.06%                                                                                              2,667,402
 4,450  Aetna, Inc.                                                                                           221,610
 1,500  Amgen, Inc.*                                                                                           91,965
 1,200  Bard (C.R.), Inc.                                                                                      76,056
 1,200  Barr Laboratories, Inc.*                                                                               66,720
 1,500  Biovail Corp. (Canada)*                                                                                54,225
 1,600  Cardinal Health, Inc.                                                                                  88,448
 2,500  Gilead Sciences, Inc.*                                                                                115,350
 2,800  IDEC Pharmaceuticals Corp.*                                                                            91,700
 4,400  Johnson & Johnson                                                                                     247,984
 4,594  Medtronic, Inc.                                                                                       219,318
 3,200  Merck & Co., Inc.                                                                                     186,176
 2,200  Novartis AG, American Depositary Receipt (ADR)
        (Switzerland)                                                                                          86,856
21,700  Pfizer, Inc.                                                                                          667,275
 6,100  Schering-Plough Corp.                                                                                 110,410
 1,100  St. Jude Medical, Inc. *                                                                               57,706
 3,100  UnitedHealth Group, Inc.                                                                              285,603

Mortgage Banking 3.22%                                                                                        571,070
 2,050  Fannie Mae                                                                                            148,400
 7,300  Freddie Mac                                                                                           422,670

Oil & Gas 3.99%                                                                                               706,677
 2,200  BJ Services Co.*                                                                                       80,322
 4,600  ConocoPhillips                                                                                        231,380
 7,000  Exxon Mobil Corp.                                                                                     246,400
 3,500  Occidental Petroleum Corp.                                                                            104,475
 1,200  Valero Energy Corp.                                                                                    44,100

Paper & Paper Products 0.69%                                                                                  122,668
 5,200  MeadWestvaco Corp.                                                                                    122,668

Retail 10.45%                                                                                               1,851,685
 3,200  Bed Bath & Beyond, Inc.*                                                                              126,432
 2,700  Gap, Inc. (The)                                                                                        44,901
 4,800  Genuine Parts Co.                                                                                     153,456
 4,995  Kohl's Corp.*                                                                                         283,716
 5,500  Lowe's Cos., Inc.                                                                                     241,395
10,800  McDonald's Corp.                                                                                      184,680
 1,300  Safeway, Inc.*                                                                                         21,606
 2,600  Sears, Roebuck & Co.                                                                                   73,684
 1,300  Target Corp.                                                                                           43,472
 5,100  Walgreen Co.                                                                                          157,386
 7,850  Wal-Mart Stores, Inc.                                                                                 520,957

Telecommunications 4.24%                                                                                      751,715
 5,500  Corning, Inc.*                                                                                         29,810
13,100  Nokia Corp. (ADR) (Finland)                                                                           217,067
17,200  Nortel Networks Corp. (Canada)*                                                                        44,376
21,200  Qwest Communications International, Inc.*                                                              79,924
 6,900  SBC Communications, Inc.                                                                              161,184
11,300  Tellabs, Inc.*                                                                                         69,834
 4,000  Verizon Communications, Inc.                                                                          149,520

Tobacco 0.32%                                                                                                  56,906
 1,850  Altria Group, Inc.                                                                                     56,906

Transportation 2.40%                                                                                          425,601
 6,000  Burlington Northern Santa Fe Corp.                                                                    168,960
12,100  Norfolk Southern Corp.                                                                                256,641

Utilities 1.83%                                                                                               323,210
 5,400  American Electric Power Co., Inc.                                                                     142,452
 1,100  Cinergy Corp.                                                                                          37,554
 1,800  Constellation Energy Group, Inc.                                                                       52,704
 2,500  PPL Corp.                                                                                              90,500
                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 3.06%                                                                                 $542,000
(Cost $542,000)

Joint Repurchase Agreement 3.06%
Investment in a joint repurchase agreement
transaction with State Street Bank & Trust Co.
-- Dated 04-30-03, due 05-01-03 (Secured
by U.S. Treasury Inflation Indexed Bond
3.875% due 04-15-29, U.S. Treasury Inflation
Indexed Notes 3.375% due 01-15-07 and 3.000%
due 07-15-12)                                                                   1.280%           $542         542,000

TOTAL INVESTMENTS 101.94%                                                                                 $18,058,703

OTHER ASSETS AND LIABILITIES, NET (1.94%)                                                                   ($343,783)

TOTAL NET ASSETS 100.00%                                                                                  $17,714,920


* Non-income-producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

April 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $19,040,264)                           $18,058,703
Cash                                                                    1,745
Receivable for investments sold                                       161,812
Receivable for shares sold                                                982
Dividends and interest receivable                                      16,090
Other assets                                                               20

Total assets                                                       18,239,352

LIABILITIES
Payable for investments purchased                                     432,244
Payable for shares repurchased                                         45,420
Payable to affiliates                                                  24,717
Other payables and accrued expenses                                    22,051

Total liabilities                                                     524,432

NET ASSETS
Capital paid-in                                                    23,950,399
Accumulated net realized loss on investments                       (5,231,588)
Net unrealized depreciation of investments                           (981,561)
Accumulated net investment loss                                       (22,330)

Net assets                                                        $17,714,920

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($5,466,638 [DIV] 697,414 shares)                               $7.84
Class B ($7,422,524 [DIV] 954,490 shares)                               $7.78
Class C ($4,825,758 [DIV] 620,513 shares)                               $7.78

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($7.84 [DIV] 95%)                                             $8.25
Class C ($7.78 [DIV] 99%)                                               $7.86

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
April 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $872)                 $153,964
Interest                                                                4,368

Total investment income                                               158,332

EXPENSES
Investment management fee                                              77,289
Class A distribution and service fee                                    8,305
Class B distribution and service fee                                   38,321
Class C distribution and service fee                                   24,923
Transfer agent fee                                                     49,984
Registration and filing fee                                            21,310
Custodian fee                                                          13,858
Auditing fee                                                            9,918
Printing                                                                7,279
Accounting and legal services fee                                       2,431
Trustees' fee                                                             873
Miscellaneous                                                             685
Legal fees                                                                120

Total expenses                                                        255,296
Less expense reductions                                               (74,634)

Net expenses                                                          180,662

Net investment loss                                                   (22,330)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                   (1,128,732)
Change in net unrealized appreciation (depreciation)
  of investments                                                    1,388,045

Net realized and unrealized gain                                      259,313

Increase in net assets from operations                               $236,983

1 Semiannual period from 11-1-02 through 4-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                        PERIOD        PERIOD
                                                         ENDED         ENDED
                                                      10-31-02 1     4-30-03 2

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                   ($68,104)     ($22,330)

Net realized loss                                   (4,102,856)   (1,128,732)
Change in net unrealized appreciation
  (depreciation)                                    (2,369,606)    1,388,045

Increase (decrease) in net assets
  resulting from operations                         (6,540,566)      236,983

From Fund share transactions                        26,371,642    (2,353,139)

NET ASSETS
Beginning of period                                         --    19,831,076

End of period 3                                    $19,831,076   $17,714,920


1 Inception period 2-25-02 through 10-31-02.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Includes accumulated net investment loss of none and $22,330, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-02 1   4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.67
Net investment income 3                                     -- 4      0.01
Net realized and unrealized gain (loss) on investments   (2.33)       0.16
Total from investment operations                         (2.33)       0.17

Net asset value, end of period                           $7.67       $7.84
Total return 5,6 (%)                                    (23.30)7      2.22 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6          $5
Ratio of expenses to average net assets (%)               1.50 8      1.50 8
Ratio of adjusted expenses to average net assets 9 (%)    2.40 8      2.32 8
Ratio of net investment income to average net assets (%)    -- 8      0.24 8
Portfolio turnover (%)                                      70          40


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-02 1   4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.64
Net investment loss 3                                    (0.04)      (0.02)
Net realized and unrealized gain (loss) on investments   (2.32)       0.16
Total from investment operations                         (2.36)       0.14

Net asset value, end of period                           $7.64       $7.78
Total return 5,6 (%)                                    (23.60)7      1.83 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $8          $7
Ratio of expenses to average net assets (%)               2.20 8      2.20 8
Ratio of adjusted expenses to average net assets 9 (%)    3.10 8      3.02 8
Ratio of net investment loss to average net assets (%)   (0.69)8     (0.45)8
Portfolio turnover (%)                                      70          40


See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-02 1   4-30-03 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $7.64
Net investment loss 3                                    (0.04)      (0.02)
Net realized and unrealized gain (loss) on investments   (2.32)       0.16
Total from investment operations                         (2.36)       0.14

Net asset value, end of period                           $7.64       $7.78
Total return 5,6 (%)                                    (23.60)7      1.83 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6          $5
Ratio of expenses to average net assets (%)               2.20 8      2.20 8
Ratio of adjusted expenses to average net assets 9 (%)    3.10 8      3.02 8
Ratio of net investment loss to average net assets (%)   (0.69)8     (0.46)8
Portfolio turnover (%)                                      70          40

1 Class A, Class B, and Class C shares began operations on 2-25-02.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.



NOTES TO
STATEMENTS

(Unaudited)

NOTE A
Accounting policies

John Hancock Large Cap Spectrum Fund (the "Fund") is a non-diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund's assets will be allocated among three investment styles: growth, core and value.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,063,884 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Alliance Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.20% of the Fund's average daily net assets, at least until February 28, 2004. Accordingly, the expense reduction amounted to $74,634 for the period ended April 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $12,942 with regard to sales of Class A shares. Of this amount, $1,876 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,179 was paid as sales commissions to unrelated broker-dealers and $1,887 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2003, JH Funds received net up-front sales charges of $3,802 with regard to sales of Class C shares. Of this amount, $3,776 was paid as sales commissions to unrelated broker-dealers and $26 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2003, CDSCs received by JH Funds amounted to $21,517 for Class B shares and $2,525 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                           PERIOD ENDED 10-31-02 1  PERIOD ENDED 4-30-03 2
                            SHARES        AMOUNT     SHARES       AMOUNT
CLASS A SHARES
Sold                     1,065,563   $10,469,656     88,621     $676,568
Repurchased               (278,331)   (2,309,288)  (178,439)  (1,344,146)
Net increase (decrease)    787,232    $8,160,368    (89,818)   ($667,578)

CLASS B SHARES
Sold                     1,455,953   $14,180,950     95,719     $723,843
Repurchased               (373,460)   (3,099,618)  (223,722)  (1,656,506)
Net increase (decrease)  1,082,493   $11,081,332   (128,003)   ($932,663)

CLASS C SHARES
Sold                       885,678    $8,455,714     55,398     $425,246
Repurchased               (162,390)   (1,325,772)  (158,173)  (1,178,144)
Net increase (decrease)    723,288    $7,129,942   (102,775)   ($752,898)

NET INCREASE (DECREASE)  2,593,013   $26,371,642   (320,596) ($2,353,139)

1 Inception period from 2-25-02 through 10-31-02.

2 Semiannual period from 11-1-02 through 4-30-03. Unaudited.



NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2003, aggregated $7,067,421 and $8,633,226, respectively.

The cost of investments owned on April 30, 2003, including short-term investments, for federal income tax purposes was $19,079,236. Gross unrealized appreciation and depreciation of investments aggregated $716,176 and $1,736,709, respectively, resulting in net unrealized depreciation of $1,020,533. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



OUR FAMILY
OF FUNDS

-----------------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Spectrum Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund
-----------------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund
-----------------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Bond Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund
-----------------------------------------------------------------
International                 International Fund
                              Pacific Basin Equities Fund
-----------------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund
-----------------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Alliance Capital Management, L.P.
1345 Avenue of the Americas
New York, New York 10105

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                       www.jhfunds.com

By regular mail                       John Hancock Signature Services, Inc.
                                      1 John Hancock Way, Suite 1000
                                      Boston, MA 02217-1000

By express mail                       John Hancock Signature Services, Inc.
                                      Attn: Mutual Fund Image Operations
                                      529 Main Street
                                      Charlestown, MA 02129

Customer service representatives      1-800-225-5291

24-hour automated information         1-800-338-8080

TDD line                              1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Large Cap Spectrum Fund.

670SA  4/03
       6/03


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date:    June 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
      -----------------------
      Maureen R. Ford
      Chairman, President and Chief Executive Officer

Date:    June 24, 2003




By:
      -----------------------
      Richard A. Brown
      Senior Vice President and Chief Financial Officer


Date:    June 24, 2003